Description Of Organization And Business Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Organization And Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cartesian Growth Corporation (now known as Alvarium Tiedemann Holdings, Inc.) (the “Company”) was incorporated as a Cayman Islands exempted company on December 18, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or engaging in any other similar business combination with one or more businesses (the “Business Combination”).
As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022 relates to the Company’s formation and its initial public offering (the “IPO”) which is described below and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO.
The Company’s sponsor is CGC Sponsor LLC, a Cayman Islands limited liability Company (the “Sponsor”).
On February 26, 2021, the Company consummated the IPO, including the full exercise of the over-allotment option by the underwriters on February 23, 2021, of 34,500,000 units (the “Units” and, with respect to the Class A ordinary shares and warrants included in the Units, the “Class A ordinary shares” and “Public Warrants,” respectively), at $10.00 per Unit, generating gross proceeds of $345,000,000, which is further discussed in Note 3. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant to purchase one Class A ordinary share at a price of $11.50 per whole share. The registration statements on Form S-1 (File Nos. 333-252784 and 333-253428) for the Company’s IPO were declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 23, 2021.
Simultaneously with the closing of the IPO, the Company consummated the sale of 8,900,000 warrants (the “Private Warrants,” and together with the “Public Warrants,” the “Warrants”), at a price of $1.00 per Private Warrant, in a private placement to the Sponsor, generating gross proceeds of $8,900,000, which is further discussed in Note 4.
Transaction costs of the IPO amounted to $19,540,060, consisting of $6,900,000 of underwriting commission, $12,075,000 of deferred underwriting commission, and $565,060 of other offering costs.
Following the closing of the IPO on February 26, 2021, $345,000,000 (or $10.00 per Unit) of the net offering proceeds of the sale of the Units and the sale of the Private Warrants was placed in a trust account for the benefit of the Company’s public shareholders (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee. The proceeds in the Trust Account may be invested in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (i) the completion of an initial Business Combination, (ii) the redemption of the Class A ordinary shares if the Company is unable to complete its initial Business Combination by February 26, 2023, subject to applicable law, and (iii) the redemption of any Class A ordinary shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Class A ordinary shares if it does not complete its initial Business Combination by February 26, 2023 or (b) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity.
The Company will provide the holders of its outstanding Class A ordinary shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under the law or stock exchange listing requirement. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on

deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any, divided by the number of then outstanding Class A ordinary shares. The amount in the Trust Account is initially anticipated to be $
10.00
per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.
The Company will have until February 26, 2023 to complete the initial Business Combination. If the Company is unable to complete the initial Business Combination by February 26, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Class A ordinary shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Class A ordinary shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.
The Company’s initial shareholders, officers and directors have agreed to (i) waive their redemption rights with respect to their Class B ordinary shares, par value of $0.0001 per share (the “founder shares”) (as described in Note 3) and any Class A ordinary shares purchased during or after the IPO, in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination by February 26, 2023, although they will be entitled to liquidating distributions from the Trust Account with respect to any Class A ordinary shares they acquired during or after the IPO if the Company fails to complete the initial Business Combination within the prescribed time frame, and (iii) vote any founder shares held by them and any Class A ordinary shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination. The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account.
This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company has not asked the Sponsor to reserve for such indemnification obligations. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the initial Business Combination and redemptions could be reduced to less than $10.00 per public share. In such event, the Company may not be able to complete the initial Business Combination, and the public shareholders would receive such lesser amount per share in connection with any redemption of the Class A ordinary shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses
.

The Business Combination
On September 19, 2021, the Company, Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Target Companies”), Rook MS LLC, a Delaware limited liability company and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”) entered into a business combination agreement (as may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), pursuant to which the Company will hold Umbrella, a newly formed Delaware limited liability company for purposes of effecting the transactions contemplated by the Business Combination Agreement, which will hold the businesses of the Target Companies.
On February 11, 2022, the Company, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 1 to the Business Combination Agreement, solely to (a) amend Section 12.01(b) of the Business Combination Agreement for the purpose of extending the Outside Date, as such term is used in the Business Combination Agreement, to July 29, 2022 and (b) amend the form of Registration Rights and Lock-up Agreement attached as Exhibit F of the Business Combination Agreement for the purpose of providing that the General Lock-up Period, as such term is used in the Business Combination Agreement, will be (i) for an amount equal to forty percent (40%) of the Lock-up Shares, as such term is used in the Business Combination Agreement, one year from the closing of the Business Combination (the “Closing”), (ii) for an amount equal to thirty percent (30%)of the Lock-up Shares, two years from the Closing and (iii) for an amount equal to thirty percent (30%)of the Lock-up Shares, three years from the Closing.
On May 13, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 2 to the Business Combination Agreement, solely to amend the definitions of “Alvarium Closing Cash Adjustment,” “Available Cash,” “Companies Equity Value,” “CFO Expenses,” “Excess Transaction Expenses,” “SHP Discretionary Banking Fee,” “TIG Entities Closing Cash Adjustment,” “Transaction Expenses” and “TWMH Closing Cash Adjustment,” and to amend a certain schedule of each of the Alvarium Disclosure Schedule, the TIG Disclosure Schedule and the TWMH Disclosure Schedule.
On August 8, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 3 to the Business Combination Agreement, solely to (a) amend Section 3.07(a) of the Business Combination Agreement for the purpose of providing that 2,100,000 shares of the Alvarium Shareholders Earn-Out Consideration (as defined in the Business Combination Agreement) shall be issued at Closing and (b) amend Section 1.01 of the Business Combination Agreement to exclude from the definition of “Indebtedness” contained therein liabilities incurred or assumed by Alvarium (or the applicable subsidiary of Alvarium) in connection with the acquisition by Amalfi Bidco Limited of Prestbury Investment Partners Limited dated July 11, 2022.
On October 25, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into an Amended & Restated Business Combination Agreement (the “A&R Business Combination Agreement”), pursuant to which, among other things, the Business Combination Agreement was amended and restated to provide that (i) at Closing, CGC shall, or shall cause Continental Stock Transfer & Trust Company to, simultaneously (a) cancel a number of Class A ordinary shares held by the Sponsor equal to the number of the Sponsor Redemption Shares (as defined in the A&R Business Combination Agreement) and (b) issue the Non-Redeeming Bonus Shares (as defined in the A&R Business Combination Agreement) on a pro rata basis by number of Non-Redeemed SPAC Class A Common Shares (as defined in the A&R Business Combination Agreement) to the holders of such Non-Redeemed SPAC Class A Common Shares (as defined in the A&R Business Combination Agreement); (ii) the term “Outside Date” shall mean January 4, 2023; (iii) 1,050,000 shares of the TWMH Members Earn-Out Consideration (as defined in the A&R Business Combination Agreement) and 1,050,000 shares of the TIG Entities Members Earn-Out Consideration (as defined in the A&R Business Combination Agreement) shall be issued at Closing (as defined in the (as defined in the

A&R Business Combination Agreement); (iv) a termination fee in an amount of $
5,500,000
 shall be payable by Alvarium (severally and not jointly) to CGC, and a termination fee in an aggregate amount of $
11,000,000
 shall be payable by the TIG Entities and TWMH (jointly and severally) to CGC, if CGC shall have terminated the A&R Business Combination Agreement pursuant to Section 12.01(b) thereof, as described more fully below under “Termination Fee”; (v) on the Closing Date (as defined in the A&R Business Combination Agreement), immediately following the Alvarium Exchange Effective Time (as defined in the A&R Business Combination Agreement) but prior to the Umbrella Merger, CGC shall contribute SPAC Class B Common Stock (as defined in the A&R Business Combination Agreement) and cash to a newly formed wholly owned Delaware corporation (“SPAC Holdings”), which SPAC Holdings shall then contribute to Umbrella Merger Sub; (vi)
11,788,132
 shares of SPAC Class A Common Stock (as defined in the A&R Business Combination Agreement) shall be initially reserved for the post-combination company’s equity incentive plan and
1,813,559
 shares of SPAC Class A Common Stock shall be initially reserved for the post-combination company’s employee stock purchase plan; and (vii) in addition, the form of Registration Rights and Lock-Up Agreement attached as Exhibit F to the A&R Business Combination Agreement was amended to reduce from
100
% to
50
% the percentage of Lock-Up Shares held by the Inactive Target Holders (as defined therein) that are restricted from transfer thereunder.
On January 3, 2023 (the “Closing Date”), Cartesian Growth Corporation, a Cayman Islands exempted company (“Cartesian” or the “Company”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Amended and Restated Business Combination Agreement, dated as of October 25, 2022 (as amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), by and among Cartesian, Rook MS LLC, a Delaware limited liability company (“Umbrella Merger Sub”), Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Target Companies” and each a “Target Company”), and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”). In connection with the Business Combination, Cartesian was renamed “Alvarium Tiedemann Holdings, Inc.” (the “Company”). As used herein, the “Company” refers to Cartesian Growth Corporation as a Delaware corporation by way of continuation following the Domestication and the Business Combination, which in connection with the Domestication and simultaneously with the Business Combination, changed its corporate name to “Alvarium Tiedemann Holdings, Inc”
(see Note 10).
Prior to the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement:

•
On December 30, 2022 (the business day before the Closing Date), Cartesian effected a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Cartesian’s jurisdiction of registration was changed from the Cayman Islands to the State of Delaware (the “Domestication”). As a result of and upon the effective time of the Domestication, among other things, each Class A ordinary share, par value $0.0001 per share, of Cartesian outstanding was converted into the right to receive one share of Class A common stock, par value $0.0001 per share, of Cartesian (the “Class A Common Stock”), and Cartesian was renamed “Alvarium Tiedemann Holdings, Inc.”

•
On January 3, 2023, TWMH and the TIG Entities effected a reorganization (the “TWMH/TIG Entities Reorganization”) such that TWMH and the TIG Entities became wholly owned direct or indirect subsidiaries of Umbrella and Umbrella became owned solely by the members of TWMH (the “TWMH Members”), the members of TIG GP (the “TIG GP Members”) and the members of TIG MGMT (the “TIG MGMT Members”);

•
On January 3, 2023, Alvarium effected a reorganization such that Alvarium became the wholly owned indirect subsidiary of an Isle of Man entity (“Alvarium Topco”), and Alvarium Topco became owned solely by the shareholders of Alvarium (the “Alvarium Reorganization”); and

On the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement:

•
TIG MGMT, TIG GP and Umbrella entered into a distribution agreement, pursuant to which (a) TIG MGMT distributed to Umbrella all of the issued and outstanding shares or partnership interests, as applicable, that it held through its strategic investments in External Strategic Managers, and (b) TIG GP distributed to Umbrella all of the issued and outstanding shares or interests that it held through its strategic investment in an External Strategic Manager;

•
Each shareholder of Alvarium Topco exchanged his, her or its (a) ordinary shares of Alvarium Topco and (b) class A shares of Alvarium Topco for Class A Common Stock (the “Alvarium Exchange”). Upon the consummation of the Alvarium Exchange, Alvarium Topco became a direct wholly-owned subsidiary of Cartesian;

•
Cartesian contributed shares of Class B Common Stock and cash to a newly formed wholly owned Delaware corporation (“Cartesian Holdco”) and Cartesian HoldCo subsequently contributed all shares of Class B Common Stock and cash to Umbrella Merger Sub;

•
Immediately following the effective time of the Alvarium Exchange, Umbrella Merger Sub merged with and into Umbrella, with Umbrella surviving such merger as an indirect subsidiary of Cartesian (the “Umbrella Merger”);

•
Immediately following the Alvarium Exchange and the Umbrella Merger, Cartesian and Umbrella entered into the Alvarium Contribution Agreement, pursuant to which (a) Cartesian contributed all of the issued and outstanding shares of Alvarium Topco that it held to Umbrella, (b) upon the consummation of the Alvarium Contribution, Alvarium Topco became a wholly-owned subsidiary of Umbrella; and

•
In accordance with the Sponsor Support Agreement, Cartesian simultaneously (i) canceled a number of SPAC Class A Ordinary Shares held by Sponsor equal to the number of Sponsor Redemption Shares and (ii) issued the Non-Redeeming Bonus Shares to holders of Non-Redeemed Cartesian Class A Common Shares on a pro-rata basis based on the number of Non-Redeemed SPAC Class A Common Shares held by such holders. The effective issuance rate of Non-Redeeming Bonus Shares was 0.121617 Non-Redeeming Bonus Share per Non-Redeemed SPAC Class A Common Share. Any fractional shares were rounded down to the nearest whole share.

On January 3, 2023, following the Closing, Alvarium Holdings LLC (which was renamed Alvarium Tiedemann Holdings, LLC) became the wholly owned direct subsidiary of Umbrella.
Amended and Restated Business Combination Agreement
Pursuant to the A&R Business Combination Agreement, among other things, (i) prior to the closing of the A&R Business Combination Agreement, TWMH and the TIG Entities will take, or cause to be taken, all actions necessary to implement a reorganization such that TWMH and the TIG Entities shall be wholly owned direct or indirect subsidiaries of Umbrella and Umbrella shall be owned solely by the members of TWMH, the members of TIG GP and the members of TIG MGMT; (ii) prior to the Closing, Alvarium will take, or cause to be taken, all actions necessary to implement a reorganization such that Alvarium will be the wholly owned indirect subsidiary of a newly formed Isle of Man entity (“Alvarium Topco”), and Alvarium Topco will be owned solely by the shareholders of Alvarium; (iii) on the business day prior to the Closing Date, we will domesticate as a corporation formed under the laws of the State of Delaware and deregister as an exempted company incorporated under the laws of the Cayman Islands, pursuant to which each Class A ordinary share outstanding shall be converted into the right to receive one share of Class A Common Stock and we will be renamed “Alvarium Tiedemann Holdings, Inc.”; (iv) at the Closing, TIG MGMT, TIG GP and Umbrella will enter into a Distribution Agreement, pursuant to which (a) TIG MGMT will distribute to Umbrella all of the issued and outstanding shares or partnership interests, as applicable, that it holds through its strategic investments in External Strategic Managers (as defined in the A&R Business Combination Agreement), and (b) TIG GP will distribute to Umbrella all of the issued and outstanding shares or interests that it holds through its strategic investment in an External Strategic Manager; (v) at the Closing, (a) each Alvarium Shareholder (other than the Alvarium Class C Shareholder (as defined in the A&R Business Combination Agreement) will exchange his, her or its (1) ordinary shares of Alvarium Topco and (2) Class A Shares of Alvarium Topco and (b) the Alvarium Class C Shareholder will exchange his, her or its Alvarium Class C Share, and upon the consummation of the Alvarium Exchange (as defined in the A&R Business Combination Agreement) and the Alvarium Class C Shareholder Exchange (as defined in the A&R Business Combination Agreement), Alvarium Topco will become our direct wholly-owned subsidiary; (vi) at the Closing, we will contribute shares of Class B Common Stock and cash to a newly formed wholly owned Delaware corporation; (vii) at the Closing, immediately following the effective time of the Alvarium Exchange, Umbrella Merger Sub will merge with and into Umbrella, with Umbrella surviving such merger as our direct subsidiary; (viii) at the Closing, following the Alvarium Exchange and the Umbrella Merger, we and Umbrella will enter into the Alvarium Contribution Agreement, pursuant to which (a) we will contribute all of the issued and outstanding shares of Alvarium Topco that we hold to Umbrella, (b) upon the consummation of the Alvarium Contribution (as defined in the A&R Business Combination Agreement), Alvarium Topco will become a wholly-owned subsidiary of Umbrella, and (c) following the Closing, Alvarium Topco will be liquidated, whereupon Alvarium Holdings LLC (to be renamed Alvarium Tiedemann Holdings, LLC) will become the wholly owned direct subsidiary of Umbrella (collectively, the “Proposed Business Combination”).
The consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions, representations and warranties, covenants and closing conditions in the Business Combination Agreement, including, but not limited to, approval by our shareholders of the Business Combination Agreement, the effectiveness of a registration statement on Form S-4 (File No. 333-262644), which was initially filed with the SEC on February 11, 2022, in connection with the Proposed Business Combination, and other customary closing conditions, including the receipt of certain regulatory approvals. The transaction is expected to close materially before our mandatory liquidation date. The Company filed amendments to the Form S-4 with the SEC on May 13, 2022, June 27, 2022, July 25, 2022 and August 8, 2022. On October 17, 2022, the SEC declared effective the Form S-4 and the Company commenced mailing the definitive proxy statement/prospectus relating to the Company’s extraordinary general meeting to be held on November 17, 2022 in connection with the Business Combination.
Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, we entered into subscription agreements (the “PIPE Subscription Agreements”) with certain investors (each a “PIPE Investor”) to purchase, following the Domestication, Class A Common Stock (such shares, collectively, “PIPE Shares”) in an aggregate value of $164,999,807, representing 16,936,715 PIPE Shares at a price of $9.80 per share.
The closing of the sale of PIPE Shares (the “PIPE Closing”) will occur immediately prior to the Closing. The PIPE Closing will be subject to customary conditions, including, but not limited to:

i.
all representations and warranties of us and the PIPE Investor contained in the relevant PIPE Subscription Agreement will be true and correct in all material respects (other than representations and warranties that are qualified as to materiality or Material Adverse Effect (as defined in the PIPE Subscription Agreements), which representations and warranties will be true in all respects) at, and as of, the PIPE Closing;

ii.	all conditions precedent to the Closing will have been satisfied or waived; and

iii.
without the consent of the PIPE Investor, the Business Combination Agreement cannot be amended, modified or waived in a manner that reasonably would be expected to materially and adversely affect the economic benefits the PIPE Investor reasonably would expect to receive under the PIPE Subscription Agreement.

Pursuant to the PIPE Subscription Agreements, we agreed that, within 45 calendar days after the consummation of the Proposed Business Combination, we will file with the SEC a registration statement registering the resale of the PIPE Shares, and we will use our commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof; provided, however, that our obligations to include the shares held by a PIPE Investor in such registration statement will be contingent upon the respective PIPE Investor furnishing in writing to us such information regarding the PIPE Investor, the securities held by such PIPE Investor and the intended method of disposition of the shares, as will be reasonably requested by us to effect the registration of such shares, and will execute such documents in connection with such registration, as us may reasonably request that are customary of a selling shareholder in similar situations.
Each PIPE Subscription Agreement will terminate upon the earlier to occur of (i) such date and time as the Business Combination Agreement is terminated in accordance with its terms, (ii) upon the mutual written agreement of each of the parties to the PIPE Subscription Agreement; or (iii) if any of the conditions to PIPE Closing set forth in Sections 3.2 and 3.3 of such PIPE Subscription Agreement are not satisfied on or prior to the Closing Date and, as a result thereof, the transactions contemplated by such PIPE Subscription Agreement are not consummated at the PIPE Closing.
On October 25, 2022, we amended each of the PIPE Subscription Agreements, solely to redefine “Subscribed Shares” in the PIPE Subscription Agreements to refer to the sum of the Base Share Number (as defined therein) plus a number of Shares (as defined in the Sponsor Support Agreement dated September 19, 2021 (the “Original Sponsor Support Agreement”)) forfeited pursuant to Section 3 of the Original Sponsor Support Agreement, multiplied by (b) a fraction (i) the numerator of which is the Base Share Number and (ii) the denominator of which is the sum of the number of the Non-Redeemed SPAC Class A Common Shares and the number of Private Placement Shares (each as defined therein).
Registration Statement on Form S-4
The Company filed a registration statement on Form S-4 (File No. 333-262644) (the “Form S-4”) with the SEC on February 11, 2022, in connection with the Business Combination Agreement. The consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions, representations and warranties, covenants and closing conditions in the Business Combination Agreement, including, but not limited to, approval by the Company’s shareholders of the Business Combination Agreement, the effectiveness of the Form S-4, and other customary closing conditions, including the receipt of certain regulatory approvals. The transaction is expected to close materially before the Company’s mandatory liquidation date. The Company filed amendments to the Form S-4with the SEC on May 13, 2022, June 27, 2022, July 25, 2022 and August 8, 2022. On October 17, 2022, the SEC declared effective the Form S-4 and the Company commenced mailing the definitive proxy statement/prospectus relating to the Company’s extraordinary general meeting to be held on November 17, 2022 in connection with the Business Combination.
On November 17, 2022, Cartesian Growth Corporation (the “Company”) held an extraordinary general meeting of shareholders (the “Special Meeting”) in connection with the Business Combination Agreement, relating to a proposed business combination between inter alios, the Company, Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Companies”), Rook MS LLC, a Delaware limited liability company (“Umbrella Merger Sub”), and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”), as described in the proxy statement filed by the Company with the SEC on October 17, 2022 (the “Proxy Statement”). Present at the Special Meeting were holders of 33,707,929 of the Company’s Ordinary Shares (the “Ordinary Shares”) in person or by proxy, representing 78.163% of the voting power of the Ordinary Shares as of August 31, 2022, the record date for the Special Meeting (the “Record Date”), and constituting a quorum for the transaction of business. As of the Record Date, there were 43,125,000 Ordinary Shares issued and outstanding.
At the Special Meeting, the Company’s shareholders approved the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Election of Directors Proposal, in each case as defined and described in greater detail in the Proxy Statement. The Advisory Charter Proposals, as defined and described in greater detail in the Proxy Statement, contained seven non-binding advisory proposals. The Adjournment Proposal, as defined and described in greater detail in the Proxy Statement, was not presented to the Company’s shareholders as the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Election of Directors Proposal each received a sufficient number of votes for approval.
PIPE Investment
As previously announced, on September 19, 2021, concurrently with the execution of the Business Combination Agreement, Cartesian entered into subscription agreements, as amended on October 25, 2022 (each, as amended, supplemented, or otherwise modified from time to time, a “Subscription Agreement”) with certain investors (collectively, the “PIPE Investors”) pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors collectively subscribed for 16,936,715 shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $9.80 per share, for an aggregate purchase price equal to $164,999,807 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Business Combination. Upon the closing

of the PIPE Investment, Cartesian simultaneously (i) canceled a number of SPAC Class A Ordinary Shares held by Sponsor equal to the number of Sponsor Redemption Shares and (ii) issued to the PIPE Investors an amount of shares equal to the number of PIPE Shares, divided by the sum of the number of the Non-Redeemed SPAC Class A Common Shares and the number of PIPE Shares, on a pro-rata basis based on the number of PIPE Shares held by such PIPE Investors (the “PIPE Bonus Shares”) (see Note 10).
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the COVID-19 pandemic could have a negative effect on the Company’s financial position, results of operations and/or its ability to consummate an initial Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
The military conflict commenced in February 2022 by the Russian Federation in Ukraine has created and is expected to create further global economic consequences, including but not limited to the possibility of extreme volatility and disruptions in the financial markets, diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. Such global consequences may materially and adversely affect the Company’s ability to consummate an initial Business Combination, or the operations of a target business with which the Company ultimately consummates an initial Business Combination. In addition, the Company’s ability to consummate an initial Business Combination may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the global economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate an initial Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”), which, among other things, imposes a
1
% excise tax
on any domestic corporation that repurchases its stock after December 31, 2022 (the “Excise Tax”). The Excise Tax is imposed on the fair market value of the repurchased stock, with certain exceptions. Because the Company is a Delaware corporation and the

Company’s securities trade on Nasdaq, the Company will be a “covered corporation” within the meaning of the Inflation Reduction Act. While not free from doubt, absent any further guidance from Congress, the Excise Tax may apply to any redemptions of its Class A ordinary shares after December 31, 2022, including redemptions in connection with the Business Combination, unless an exemption is available.
Issuances of securities in connection with the Business Combination are expected to reduce the amount of the Excise Tax in connection with redemptions occurring in the same calendar year, but the number of securities redeemed may exceed the number of securities issued. Consequently, the Excise Tax may make a transaction with the Company less appealing to potential business combination targets. Further, the application of the Excise Tax in the event of a liquidation is uncertain.
Liquidity
As of December 31, 2022, the Company had $85,540 in its operating bank account and working capital deficit of $7,919,107.
On January 3, 2023, the Company consummated its Business Combination therefore substantial doubt about the Company’s ability to continue as a going concern was alleviated.